Derivative Instruments and Hedging Activities - Forward Foreign Exchange Contracts (Details) - Forward exchange contracts
€ in Millions, £ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CZK (Kč)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2024 HUF (Ft)	Jun. 30, 2024 NZD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 NZD ($)
British Pound Sterling
Derivative [Line Items]
US Dollar Amount or Notional Amount	£ 2.2	$ 2.9							£ 0.5
Derivative Liability, Notional Amount										$ 0.6
Weighted Average Exchange Rate Per $1 USD	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
Czech Koruna
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 7.7	Kč 180.0								Kč 180.0
Derivative Liability, Notional Amount										$ 7.7
Weighted Average Exchange Rate Per $1 USD	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 9.2		€ 9.6								€ 0.6
Derivative Liability, Notional Amount										$ 0.5
Weighted Average Exchange Rate Per $1 USD	0.96	0.96	0.96	0.96	0.96	0.96	0.96	0.96	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Canadian Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 7.3			$ 9.8								$ 21.4
Derivative Liability, Notional Amount										$ 15.9
Weighted Average Exchange Rate Per $1 USD	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
PLN
Derivative [Line Items]
Derivative Liability, Notional Amount										$ 3.0
Weighted Average Exchange Rate Per $1 USD									18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
Mexican Peso
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 0.9				$ 18.7								$ 56.7
Weighted Average Exchange Rate Per $1 USD	20.7	20.7	20.7	20.7	20.7	20.7	20.7	20.7
Hungarian Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 12.6					Ft 4,571.3								Ft 1,450.0
Derivative Liability, Notional Amount										$ 4.0
Weighted Average Exchange Rate Per $1 USD	370.84	370.84	370.84	370.84	370.84	370.84	370.84	370.84	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
New Zealand Dollar
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 26.7						$ 43.6								$ 73.9
Derivative Liability, Notional Amount										$ 45.3
Weighted Average Exchange Rate Per $1 USD	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64